ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	December 31,
	2020	2019

Accounts receivable	$52,040,963	$73,797,773
Less: allowance for doubtful accounts	(1,489,171)	(1,253,571)
Accounts receivable, net	$50,551,792	$72,544,202

Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2020	2019

Beginning balance	$1,253,571	$939,535
Provision for doubtful accounts	235,600	314,036
Ending balance	$1,489,171	$1,253,571